Investment Objectives and Goals	Jan. 28, 2026
Leuthold Core Investment Fund
Prospectus [Line Items]
Risk/Return [Heading]	Leuthold Core Investment Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Leuthold Core Investment Fund seeks capital appreciation and income (or “total return”).
Leuthold Global Fund
Prospectus [Line Items]
Risk/Return [Heading]	Leuthold Global Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Leuthold Global Fund seeks capital appreciation and income (or “total return”).
Leuthold Grizzly Short Fund
Prospectus [Line Items]
Risk/Return [Heading]	Leuthold Grizzly Short Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Leuthold Grizzly Short Fund (GRZZX) seeks capital appreciation.
Leuthold Core ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leuthold Core ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Leuthold Core ETF (the “Fund”) seeks capital appreciation and income (or “total return”).
Leuthold Select Industries ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leuthold Select Industries ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Leuthold Select Industries ETF (LST) seeks capital appreciation.